4 Discontinued operations (Details Narrative) - Barings LLC [Member] £ in Thousands	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration received	£ 19,000
Contingent payable	£ 6,000